UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brown Capital Management, LLC
Address:  1201 N. Calvert Street
          Baltimore, MD 21202

Form 13F File Number:  028-03139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eddie C. Brown
Title:    President
Phone:    410-837-3234

Signature, Place, and Date of Signing:

      /s/ Eddie C. Brown              Baltimore, MD           February 14, 2012
      ------------------              -------------           -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          115
                                         -----------

Form 13F Information Table Value Total:  $ 3,172,193
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1             COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
---------------------------- ------------- --------- ----------- -------------------- ---------- -------- --------------------------
                                                                                                               VOTING AUTHORITY
                               TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------------
       NAME OF ISSUER            CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
---------------------------- ------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ---------
TEVA PHARMACEUTICAL INDS LTD ADR           881624209      11,711     290,156 SH       SOLE                   99,958          190,198
BRUKER CORP                  COM           116794108      15,530   1,250,379 SH       SOLE                  765,779          484,600
CANTEL MEDICAL CORP          COM           138098108      69,333   2,482,372 SH       SOLE                1,473,325        1,009,047
CARBO CERAMICS INC           COM           140781105      95,600     775,157 SH       SOLE                  419,463          355,694
CATERPILLAR INC DEL          COM           149123101       6,282      69,342 SH       SOLE                   16,783           52,559
CELGENE CORP                 COM           151020104      13,913     205,814 SH       SOLE                   86,311          119,503
CERNER CORP                  COM           156782104       2,169      35,420 SH       SOLE                   35,420
COACH INC                    COM           189754104       2,844      46,600 SH       SOLE                   28,516           18,084
COGNEX CORP                  COM           192422103     104,253   2,912,911 SH       SOLE                1,691,900        1,221,011
CONCUR TECHNOLOGIES INC      COM           206708109      89,030   1,752,897 SH       SOLE                  940,770          812,127
COVANCE INC                  COM           222816100       4,828     105,595 SH       SOLE                   71,411           34,184
DANAHER CORP DEL             COM           235851102         275       5,844 SH       SOLE                    1,000            4,844
DICKS SPORTING GOODS INC     COM           253393102      13,294     360,469 SH       SOLE                  122,062          238,407
DIODES INC                   COM           254543101      87,565   4,111,005 SH       SOLE                2,521,287        1,589,718
DYNAMIC MATLS CORP           COM           267888105      43,256   2,186,833 SH       SOLE                1,169,608        1,017,225
E M C CORP MASS              COM           268648102       8,280     384,391 SH       SOLE                   93,008          291,383
ECOLAB INC                   COM           278865100       7,163     123,913 SH       SOLE                   70,410           53,503
ENERNOC INC                  COM           292764107      16,123   1,483,217 SH       SOLE                  406,723        1,076,494
EXPEDITORS INTL WASH INC     COM           302130109       4,144     101,168 SH       SOLE                   56,764           44,404
FLIR SYS INC                 COM           302445101      65,854   2,626,833 SH       SOLE                1,827,405          799,428
FACTSET RESH SYS INC         COM           303075105       3,163      36,245 SH       SOLE                   15,642           20,603
FASTENAL CO                  COM           311900104       5,014     114,980 SH       SOLE                   48,074           66,906
FLAMEL TECHNOLOGIES SA       SPONSORED ADR 338488109       2,744     526,663 SH       SOLE                  287,300          239,363
GRAINGER W W INC             COM           384802104         468       2,500 SH       SOLE                                     2,500
GREEN MTN COFFEE ROASTERS IN COM           393122106      20,196     450,312 SH       SOLE                  227,895          222,417
HUMAN GENOME SCIENCES INC    COM           444903108       2,603     352,256 SH       SOLE                  194,295          157,961
HUNT J B TRANS SVCS INC      COM           445658107       3,143      69,740 SH       SOLE                   33,519           36,221
INTERNATIONAL BUSINESS MACHS COM           459200101       4,250      23,111 SH       SOLE                   14,426            8,685
KENSEY NASH CORP             COM           490057106      22,966   1,196,748 SH       SOLE                  601,160          595,588
MSC INDL DIRECT INC          CL A          553530106       7,016      98,051 SH       SOLE                   55,212           42,839
MANHATTAN ASSOCS INC         COM           562750109      80,222   1,981,775 SH       SOLE                1,207,237          774,538
MCDONALDS CORP               COM           580135101         515       5,133 SH       SOLE                      108            5,025
MEASUREMENT SPECIALTIES INC  COM           583421102      78,655   2,813,136 SH       SOLE                1,420,113        1,393,023
MEDASSETS INC                COM           584045108      40,674   4,397,180 SH       SOLE                1,240,598        3,156,582
MEDICIS PHARMACEUTICAL CORP  CL A NEW      584690309      53,915   1,621,495 SH       SOLE                1,030,866          590,629
MERIDIAN BIOSCIENCE INC      COM           589584101      59,155   3,139,862 SH       SOLE                1,724,872        1,414,990
NEOGEN CORP                  COM           640491106      82,601   2,695,851 SH       SOLE                1,657,779        1,038,072
PALL CORP                    COM           696429307         314       5,500 SH       SOLE                                     5,500
PAREXEL INTL CORP            COM           699462107      13,680     659,575 SH       SOLE                  194,301          465,274
PEETS COFFEE & TEA INC       COM           705560100      71,000   1,132,737 SH       SOLE                  615,702          517,035
PEPSICO INC                  COM           713448108         351       5,294 SH       SOLE                      118            5,176
PETMED EXPRESS INC           COM           716382106      13,964   1,345,280 SH       SOLE                  181,205        1,164,075
PHILIP MORRIS INTL INC       COM           718172109       2,355      30,009 SH       SOLE                   19,534           10,475
PULTE GROUP INC              COM           745867101         332      52,567 SH       SOLE                   36,334           16,233
QUALITY SYS INC              COM           747582104      87,496   2,365,383 SH       SOLE                1,354,745        1,010,638
ROVI CORP                    COM           779376102      45,128   1,835,979 SH       SOLE                1,004,582          831,397
ST JUDE MED INC              COM           790849103       5,470     159,485 SH       SOLE                   88,133           71,352
SASOL LTD                    SPONSORED ADR 803866300      17,914     377,938 SH       SOLE                  143,449          234,489
SCHLUMBERGER LTD             COM           806857108         295       4,317 SH       SOLE                    2,788            1,529
SIGMA ALDRICH CORP           COM           826552101       1,577      25,246 SH       SOLE                   20,446            4,800
STAPLES INC                  COM           855030102       2,728     196,370 SH       SOLE                   91,885          104,485
STARBUCKS CORP               COM           855244109       5,856     127,282 SH       SOLE                   59,120           68,162
STIFEL FINL CORP             COM           860630102       4,946     154,321 SH       SOLE                   78,228           76,093
STRYKER CORP                 COM           863667101         968      19,480 SH       SOLE                   16,312            3,168
SUN HYDRAULICS CORP          COM           866942105      72,569   3,097,262 SH       SOLE                1,880,080        1,217,182
SYSCO CORP                   COM           871829107         288       9,823 SH       SOLE                      270            9,553
TECHNE CORP                  COM           878377100      71,414   1,046,199 SH       SOLE                  640,683          405,516
TOLL BROTHERS INC            COM           889478103       3,133     153,449 SH       SOLE                   82,102           71,347
TRACTOR SUPPLY CO            COM           892356106      12,694     180,953 SH       SOLE                   55,104          125,849
TRIMBLE NAVIGATION LTD       COM           896239100      11,846     272,943 SH       SOLE                  104,712          168,231
TYLER TECHNOLOGIES INC       COM           902252105      97,273   3,230,603 SH       SOLE                1,880,234        1,350,369
UNITED PARCEL SERVICE INC    CL B          911312106         248       3,386 SH       SOLE                      111            3,275
UNITED TECHNOLOGIES CORP     COM           913017109       1,547      21,164 SH       SOLE                   16,379            4,785
WATERS CORP                  COM           941848103       4,651      62,806 SH       SOLE                   40,559           22,247
WESTERN UN CO                COM           959802109       4,878     267,168 SH       SOLE                  139,807          127,361
WISCONSIN ENERGY CORP        COM           976657106         365      10,431 SH       SOLE                      272           10,159
YORK WTR CO                  COM           987184108         198      11,250 SH       SOLE                                    11,250
AFLAC INC                    COM           001055102         672      15,532 SH       SOLE                   11,431            4,101
ABAXIS INC                   COM           002567105      99,304   3,588,883 SH       SOLE                1,970,653        1,618,230
ABBOTT LABS                  COM           002824100       1,575      28,014 SH       SOLE                   15,968           12,046
ACCELRYS INC                 COM           00430U103      50,456   7,508,407 SH       SOLE                3,784,796        3,723,611
ACI WORLDWIDE INC            COM           004498101      50,232   1,753,918 SH       SOLE                  932,414          821,504
AKAMAI TECHNOLOGIES INC      COM           00971T101       5,130     158,932 SH       SOLE                   81,661           77,271
ALBANY MOLECULAR RESH INC    COM           012423109       3,435   1,172,284 SH       SOLE                  184,327          987,957
ALLSCRIPTS HEALTHCARE SOLUTN COM           01988P108      11,625     613,760 SH       SOLE                  196,003          417,757
AMERICAN SOFTWARE INC        CL A          029683109      36,415   3,853,459 SH       SOLE                2,263,522        1,589,937
ANSYS INC                    COM           03662Q105      89,245   1,558,040 SH       SOLE                  783,594          774,446
APPLE INC                    COM           037833100       9,460      23,358 SH       SOLE                    6,660           16,698
AUTOMATIC DATA PROCESSING IN COM           053015103         343       6,355 SH       SOLE                      160            6,195
BALCHEM CORP                 COM           057665200      95,193   2,348,135 SH       SOLE                1,308,743        1,039,392
BLACKBAUD INC                COM           09227Q100      95,194   3,436,584 SH       SOLE                2,044,483        1,392,101
CAMERON INTERNATIONAL CORP   COM           13342B105       7,130     144,946 SH       SOLE                   72,687           72,259
CISCO SYS INC                COM           17275R102         237      13,095 SH       SOLE                                    13,095
DTS INC                      COM           23335C101      57,971   2,128,151 SH       SOLE                1,218,788          909,363
DIAMOND OFFSHORE DRILLING IN COM           25271C102       4,551      82,364 SH       SOLE                   33,034           49,330
DOLBY LABORATORIES INC       COM           25659T107      46,412   1,521,214 SH       SOLE                  921,473          599,741
EXXON MOBIL CORP             COM           30231G102         599       7,063 SH       SOLE                       85            6,978
FEI CO                       COM           30241L109     124,874   3,062,149 SH       SOLE                1,683,162        1,378,987
GEN-PROBE INC NEW            COM           36866T103      84,000   1,420,842 SH       SOLE                  905,572          515,270
GOLDMAN SACHS GROUP INC      COM           38141G104         966      10,684 SH       SOLE                    7,976            2,708
GOOGLE INC                   CL A          38259P508       9,751      15,097 SH       SOLE                    3,793           11,304
HITTITE MICROWAVE CORP       COM           43365Y104      74,406   1,506,798 SH       SOLE                  845,778          661,020
ICON PUB LTD CO              SPONSORED ADR 45103T107       7,763     453,727 SH       SOLE                  250,142          203,585
INCYTE CORP                  COM           45337C102      27,482   1,830,915 SH       SOLE                  711,779        1,119,136
IRIS INTL INC                COM           46270W105      29,355   3,139,560 SH       SOLE                1,497,565        1,641,995
JPMORGAN CHASE & CO          COM           46625H100       6,354     191,088 SH       SOLE                   30,140          160,948
MEDIDATA SOLUTIONS INC       COM           58471A105      78,746   3,620,492 SH       SOLE                2,110,251        1,510,241
MYRIAD GENETICS INC          COM           62855J104       3,073     146,742 SH       SOLE                   74,097           72,645
NIC INC                      COM           62914B100      87,862   6,601,236 SH       SOLE                3,730,544        2,870,692
NVR INC                      COM           62944T105       2,867       4,179 SH       SOLE                    2,191            1,988
NETAPP INC                   COM           64110D104       6,700     184,723 SH       SOLE                   93,357           91,366
NETSCOUT SYS INC             COM           64115T104      64,250   3,650,558 SH       SOLE                2,229,348        1,421,210
NUANCE COMMUNICATIONS INC    COM           67020Y100      57,383   2,280,709 SH       SOLE                1,601,969          678,740
ORACLE CORP                  COM           68389X105       6,295     245,417 SH       SOLE                   58,698          186,719
PRAXAIR INC                  COM           74005P104       1,053       9,850 SH       SOLE                    6,981            2,869
PRICE T ROWE GROUP INC       COM           74144T108      14,339     251,773 SH       SOLE                   81,475          170,298
PROS HOLDINGS INC            COM           74346Y103      66,180   4,447,605 SH       SOLE                2,456,337        1,991,268
QUANTA SVCS INC              COM           74762E102      15,343     712,310 SH       SOLE                  267,359          444,951
SHIRE PLC                    SPONSORED ADR 82481R106       9,299      89,504 SH       SOLE                   49,519           39,985
TARGET CORP                  COM           87612E106       1,397      27,280 SH       SOLE                   19,885            7,395
3M CO                        COM           88579Y101         963      11,785 SH       SOLE                    9,419            2,366
INVESCO LTD                  SHS           G491BT108       5,748     286,115 SH       SOLE                  157,625          128,490
NABORS INDUSTRIES LTD        SHS           G6359F103      11,619     670,063 SH       SOLE                  260,232          409,831
TRANSOCEAN LTD               REG SHS       H8817H100      12,460     324,555 SH       SOLE                  136,507          188,048
TYCO INTERNATIONAL LTD       SHS           H89128104      12,261     262,494 SH       SOLE                  144,761          117,733